Business Segment, Geographic, and Concentration Risk Information - Summary of Property and Equipment by Geographical Segment (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Total property and equipment, net:
Total consolidated property and equipment, net	$ 8,824	$ 5,810	$ 6,289
United States
Total property and equipment, net:
Total consolidated property and equipment, net	4,609	2,177	2,621
China
Total property and equipment, net:
Total consolidated property and equipment, net	$ 4,215	$ 3,633	$ 3,668